Related Party Transactions (Details Narrative) - USD ($)												12 Months Ended
	Feb. 27, 2025	Feb. 25, 2025	Nov. 26, 2024	Nov. 25, 2024	Oct. 14, 2024	Sep. 26, 2024	Aug. 27, 2024	Aug. 12, 2024	Jun. 12, 2024	May 10, 2024	May 02, 2023	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Proceeds from advances, related party												$ 72,000
Repayment of advances, related party												72,000
Imputed interest												5,625	6,660
Additional shares issued for prior year, shares				2,325,983							1,772,800
Contributed capital												4,448	$ 351,459
Warrants term													5 years
Senior Secured Promissory Notes Payable [Member]
Related Party Transaction [Line Items]
Notes payable principal balance												543,515
Accrued interest expense												43,853
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Expenses paid on the company's behalf												316,519	$ 469,952
Repayments of expenses to related party												266,235	479,425
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Expenses paid on the company's behalf												8,862
Repayments of expenses to related party												8,862
Chief Executive Officer [Member] | Series B-1 Preferred Stock [Member]
Related Party Transaction [Line Items]
Additional shares issued											2,946,074
Share price											$ 0.075
Temporary equity additional shares issued for prior year software acquistion, shares											2,946,074
Temporary equity additional shares issued for prior year software acquistion											$ 2,085,762
Rowland Day [Member]
Related Party Transaction [Line Items]
Proceeds from advances, related party												72,000
Repayment of advances, related party												72,000
Advances related party balance owed												0
Balance owed												54,621	4,337
Imputed interest												5,625	6,660
Debt instrument principal balance												221,990
Debt Instrument, accrued interest												42,525
Notes payable principal balance												0	221,990
Accrued interest												0	33,299
Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member]
Related Party Transaction [Line Items]
Notes payable principal balance			$ 14,000		$ 80,000	$ 23,000	$ 5,000	$ 80,000	$ 216,000	$ 225,000		14,000
Interest rate			14.00%		14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Debt maturity date description			The note is payable on demand. If the Lender does not demand payment, the note matures on January 31, 2025		The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 13, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date)	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) March 26, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date)	The note is payable on demand. If the Lender does not demand payment, the note matures on October 31, 2024	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) February 12, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date)	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) December 12, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date).	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 10, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date).
Debt default description					If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.		If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.
Warrants receivable					1,000,000	1,000,000		1,000,000	1,000,000	1,000,000
Exercise price					$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Warrants term					5 years	5 years		5 years	5 years	5 years
Secured promissory note principal												$ 85,485
Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt maturity date	Apr. 11, 2025	Apr. 11, 2025
Rowland Day [Member] | Series B-1 Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion price												$ 0.10
Rowland Day [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Related party interest rate												5.00%
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable principal balance													221,990
Accrued salary												364,500	230,000
Accrued interest expense												$ 23,121	$ 13,377